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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highland Capital Management, L.P.
Address: 13455 Noel Rd, Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


/s/ James D. Dondero                    Dallas, TX      May 17, 2010
-------------------------------------   -------------   ------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number              Name
--------------------   -------------------------
28-_______             _________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           78
Form 13F Information Table Value Total:     $351,676
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
___   28-_________________   ________________________________
[Repeat as necessary.]

                                                                SHRS_  SH_ PUT_    INV_
ISSUER                             CLASS       CUSIP    VALUE  PRN_AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------                       --------------- --------- ------ -------- --- ---- ---------- -------- -------- ------ ----
ABRAXAS PETE CORP            COM             003830106    586   305000 SH       SOLE                  305000      0    0
AMERICAN EAGLE OUTFITTERS NE COM             02553E106   1426    77000 SH       SOLE                   77000      0    0
ANGIOTECH PHARMACEUTICALS IN COM             34918102    7054  6354559 SH       SOLE                 6354559      0    0
APPLE INC                    COM             37833100   13127    55860 SH       SOLE                   55860      0    0
ARUBA NETWORKS INC           COM             43176106    1427   104484 SH       SOLE                  104484      0    0
BALDOR ELEC CO               COM             57741100    4163   111308 SH       SOLE                  111308      0    0
BED BATH & BEYOND INC        COM             75896100    3844    87854 SH       SOLE                   87854      0    0
BRUKER CORP                  COM             116794108   3495   238600 SH       SOLE                  238600      0    0
CALPINE CORP                 COM NEW         131347304   1629   136997 SH       SOLE                  136997      0    0
CAPSTEAD MTG CORP            COM NO PAR      14067E506  19878  1662069 SH       SOLE                 1662069      0    0
CARDTRONICS INC              COM             14161H108   5429   433265 SH       SOLE                  433265      0    0
CF INDS HLDGS INC            COM             125269100   3352    36766 SH       SOLE                   36766      0    0
CHECK POINT SOFTWARE TECH LT ORD             162825103   5273   150370 SH       SOLE                  150370      0    0
CLEARWIRE CORP NEW           CL A            18538Q105   2558   357243 SH       SOLE                  357243      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A            192446102   5743   112657 SH       SOLE                  112657      0    0
CONCHO RES INC               COM             20605P101   5305   105350 SH       SOLE                  105350      0    0
CONSECO INC                  COM NEW         208464883   1615   259677 SH       SOLE                  259677      0    0
CROCS INC                    COM             227046109   2128   242400 SH       SOLE                  242400      0    0
CROWN HOLDINGS INC           COM             228368106   8026   297700 SH       SOLE                  297700      0    0
DG FASTCHANNEL INC           COM             23326R109   2799    87600 SH       SOLE                   87600      0    0
EBAY INC                     COM             278642103   2984   110649 SH       SOLE                  110649      0    0
ENTRAVISION COMMUNICATIONS C CL A            29382R107   3678  1332712 SH       SOLE                 1332712      0    0
EQUINIX INC                  COM NEW         29444U502   5646    58000 SH       SOLE                   58000      0    0
FLEXTRONICS INTL LTD         ORD             Y2573F102   3450   440073 SH       SOLE                  440073      0    0
FOREST LABS INC              COM             345838106    307     9777 SH       SOLE                    9777      0    0
GENESCO INC                  COM             371532102   1197    38600 SH       SOLE                   38600      0    0
GLOBALSTAR INC               COM             378973408     11     8262 SH       SOLE                    8262      0    0
GRAY TELEVISION INC          CL A            389375205    146    63300 SH       SOLE                   63300      0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102   1149   133600 SH       SOLE                  133600      0    0
HEALTHSPRING INC             COM             42224N101    238    13550 SH       SOLE                   13550      0    0
HIGHLAND CR STRATEGIES FD    COM             43005Q107   5065   641192 SH       SOLE                  641192      0    0
HILLTOP HOLDINGS INC         COM             432748101   2290   194900 SH       SOLE                  194900      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A            44930K108  50262 42594620 SH       SOLE                42594620      0    0
JARDEN CORP                  COM             471109108    130     3906 SH       SOLE                    3906      0    0
KIRKLANDS INC                COM             497498105    871    41454 SH       SOLE                   41454      0    0
KKR FINANCIAL HLDGS LLC      COM             48248A306     49     5938 SH       SOLE                    5938      0    0
LEAR CORP                    COM NEW         521865204   3906    49230 SH       SOLE                   49230      0    0
LONGTOP FINL TECHNOLOGIES LT ADR             54318P108   2583    80200 SH       SOLE                   80200      0    0
LORAL SPACE & COMMUNICATNS I COM             543881106  49386  1406204 SH       SOLE                 1406204      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100   2346    52825 SH       SOLE                   52825      0    0
MARVELL TECHNOLOGY GROUP LTD ORD             G5876H105   2013    98600 SH       SOLE                   98600      0    0
MASTERCARD INC               CL A            57636Q104   2559    10074 SH       SOLE                   10074      0    0
MATTEL INC                   COM             577081102   3741   164517 SH       SOLE                  164517      0    0
MICROVISION INC DEL          COM             594960106  10291  3649326 SH       SOLE                 3649326      0    0
MICROVISION INC DEL          *W EXP 07/23/01 594960163   9077  3218884 SH       SOLE                 3218884      0    0
MOLECULAR INSIGHT PHARM INC  COM             60852M104   3260  2488782 SH       SOLE                 2488782      0    0
NEUROBIOLOGICAL TECH INC     COM NEW         64124W304    332  4737479 SH       SOLE                 4737479      0    0
NEWFIELD EXPL CO             COM             651290108   2727    52394 SH       SOLE                   52394      0    0
NOVO-NORDISK A S             ADR             670100205   1195    15500 SH       SOLE                   15500      0    0
OCH ZIFF CAP MGMT GROUP      CL A            67551U105   7137   446069 SH       SOLE                  446069      0    0
ON SEMICONDUCTOR CORP        COM             682189105   3629   453580 SH       SOLE                  453580      0    0
RACKSPACE HOSTING INC        COM             750086100   4451   237660 SH       SOLE                  237660      0    0
RESOLUTE ENERGY CORP         COM             76116A108   2326   192100 SH       SOLE                  192100      0    0
ROMA FINANCIAL CORP          COM             77581P109   2814   224388 SH       SOLE                  224388      0    0
ROVI CORP                    COM             779376102   3373    90843 SH       SOLE                   90843      0    0
RRI ENERGY INC               COM             74971X107    179    48444 SH       SOLE                   48444      0    0
RTI INTL METALS INC          COM             74973W107    649    21387 SH       SOLE                   21387      0    0
SALLY BEAUTY HLDGS INC       COM             79546E104    937   105092 SH       SOLE                  105092      0    0
SBA COMMUNICATIONS CORP      COM             78388J106   3137    86967 SH       SOLE                   86967      0    0
SILICON LABORATORIES INC     COM             826919102   2150    45100 SH       SOLE                   45100      0    0
SKYWORKS SOLUTIONS INC       COM             83088M102   1487    95300 SH       SOLE                   95300      0    0
SOLUTIA INC                  COM NEW         834376501   5889   365558 SH       SOLE                  365558      0    0
MADDEN STEVEN LTD            COM             556269108   2785    85600 SH       SOLE                   85600      0    0
SUNTRUST BKS INC             COM             867914103   2522    92871 SH       SOLE                   92871      0    0
SYNIVERSE HLDGS INC          COM             87163F106   7940   407782 SH       SOLE                  407782      0    0
TARGET CORP                  COM             87612E106   2318    45700 SH       SOLE                   45700      0    0
TATA MTRS LTD                SPONSORED ADR   876568502   1200    65000 SH       SOLE                   65000      0    0
TENNECO INC                  COM             880349105   3436   145295 SH       SOLE                  145295      0    0
TERRESTAR CORP               COM             881451108      1     1000 SH       SOLE                    1000      0    0
TLC VISION CORP              COM             872549100    575  8213508 SH       SOLE                 8213508      0    0
US BANCORP DEL               COM NEW         902973304   3065   118437 SH       SOLE                  118437      0    0
UNITEDHEALTH GROUP INC       COM             91324P102    293     8960 SH       SOLE                    8960      0    0
URBAN OUTFITTERS INC         COM             917047102   8867   232907 SH       SOLE                  232907      0    0
VEECO INSTRS INC DEL         COM             922417100    152     3498 SH       SOLE                    3498      0    0
VIACOM INC NEW               CL B            92553P201   2448    71200 SH       SOLE                   71200      0    0
GRAINGER W W INC             COM             384802104   4497    41592 SH       SOLE                   41592      0    0
WELLS FARGO & CO NEW         COM             949746101   1948    62600 SH       SOLE                   62600      0    0
WYNDHAM WORLDWIDE CORP       COM             98310W108   1723    66951 SH       SOLE                   66951      0    0